Condensed Statement Of Changes In Shareholders' Equity (Parenthetical)	4 Months Ended
Sep. 30, 2020 USD ($) shares
Statement of Stockholders' Equity [Abstract]
Sale of Public Units	$ 20,000,000
Sale of Private Placement Warrants	$ 6,000,000
Shares subject to forfeiture | shares	750,000